Purchase Obligations - Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Purchase Obligations
Contractual obligations for acquisition of property, plant and equipment and intangible assets	€ 106	€ 342
Other purchase obligations	3,685	2,251
Purchase obligations	€ 3,791	€ 2,592